Cash and cash equivalents (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash and cash equivalents [Abstract]
Cash and cash equivalents	$ 59,879,596	$ 56,860,845	$ 15,334,123	$ 5,460,304